Kirkpatrick & Lockhart LLP                         1800 Massachusetts Avenue, NW
                                                   Second Floor
                                                   Washington, DC 20036-1800
                                                   202.778.9000
                                                   www.kl.com

                                                   Alexandra LaFrankie
                                                   202.778.9481
                                                   Fax:  202.778.9100
                                                   alafrankie@kl.com



EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:  Heritage Income Trust
                    File Nos. 33-30361 and 811-5853
                    -------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 ("PEA No. 21") to its Registration Statement on Form N-1A and that PEA No. 21 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.

                                            Very truly yours,

                                            /s/ Alexandra C. LaFrankie

                                            Alexandra C. LaFrankie

Attachments

cc:  Jim Sutherland
     Heritage Asset Management, Inc.